Parent Company Only Condensed Financial Information (Tables)	12 Months Ended
Mar. 31, 2026
Condensed Financial Information Disclosure [Abstract]
Condensed Balance Sheets

CONDENSED BALANCE SHEETS

	As of March 31,
	2025	2026
	RMB	RMB	US$ Note 2(f)
Cash and cash equivalents	954	12,838	1,861
Prepayments, receivables and other current assets	34,417	—	—
Short-term investments	2,777	—	—
Total current assets	38,148	12,838	1,861
Non-current assets:
Amounts due from subsidiaries, VIEs and VIEs’ subsidiaries	1,063,552	1,049,162	152,097
Investments in other investees	10,346	11,632	1,686
Total non-current assets	1,073,898	1,060,794	153,783
Total assets	1,112,046	1,073,632	155,644
LIABILITIES AND SHAREHOLDERS’ EQUITY
Current liabilities:
Amounts due to subsidiaries, VIEs and VIEs’ subsidiaries	104,015	106,765	15,478
Accruals and other current liabilities	967	752	109
Total current liabilities	104,982	107,517	15,587
Non-current liabilities:
Investment deficit of subsidiaries, VIEs and VIEs’ subsidiaries	498,109	457,991	66,395
Total non-current liabilities	498,109	457,991	66,395
Total liabilities	603,091	565,508	81,982

	As of March 31,
	2025	2026
	RMB	RMB	US$ Note 2(f)
SHAREHOLDERS’ EQUITY
Class A ordinary shares (US$0.00001 par value; 49,000,000,000 shares authorized as of March 31, 2025 and 2026; 2,436,575,800 and 2,439,349,000 shares issued as of March 31, 2025 and 2026,respectively; 2,148,858,300 and 2,151,753,900 shares outstanding as of March 31, 2025 and 2026,respectively)	165	165	24
Class B ordinary shares (US$0.00001 par value; 500,000,000 shares authorized as of March 31, 2025 and 2026; 303,234,004 shares issued and outstanding as of March 31, 2025 and 2026)	16	16	2
Treasury stock (US$0.00001 par value; 287,717,500 shares as of March 31, 2025 and 287,595,100 shares as of March 31,2026)	(138,269)	(138,262)	(20,044)
Additional paid-in capital	9,490,093	9,490,109	1,375,777
Statutory reserves	6,705	9,462	1,372
Accumulated other comprehensive income	72,670	69,975	10,144
Accumulated deficit	(8,922,425)	(8,923,341)	(1,293,613)
Total MOGU Inc. shareholders’ equity	508,955	508,124	73,662
Total liabilities and shareholders’ equity	1,112,046	1,073,632	155,644

Condensed Statements of Operations and Comprehensive Loss

CONDENSED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS

	For the year ended March 31,
	2024	2025	2026
	RMB	RMB	RMB	US$ Note 2(f)
General and administrative expenses	(2,362)	(3,183)	(2,503)	(363)
Other income/(expense), net	3,892	885	(3,357)	(487)
Income/(loss) from operations	1,530	(2,298)	(5,860)	(850)
Interest income	—	1,984	870	126
(Loss)/income from subsidiaries, VIEs and VIEs' subsidiaries	(60,288)	(54,268)	6,374	924
Loss from investments, net	—	(8,062)	(179)	(26)
(Loss)/income before income tax and share of results of equity method investees	(58,758)	(62,644)	1,205	174
Share of results of equity method investees	(527)	87	636	92
Net (loss)/income	(59,285)	(62,557)	1,841	266
Other comprehensive income/(loss):
Foreign currency translation adjustments, net of nil tax	3,675	526	(2,695)	(391)
Share of other comprehensive income/(loss) of subsidiaries, VIEs and VIEs’ subsidiaries, net of tax	2,276	(1)	—	—
Unrealized securities holding gains/(loss), net of tax	1,220	(17,422)	—	—
Total other comprehensive income/(loss)	7,171	(16,897)	(2,695)	(391)
Total comprehensive loss	(52,114)	(79,454)	(854)	(125)

Condensed Statements of Cash Flows

CONDENSED STATEMENTS OF CASH FLOWS

	For the year ended March 31,
	2024	2025	2026
	RMB	RMB	RMB	US$ Note 2(f)
Net cash (used in)/provided by operating activities	(10,577)	(4,107)	519	75
Net cash (used in)/provided by investing activities	(2,216)	4,008	11,357	1,647
Net cash (used in)/provided by financing activities	—	(822)	8	1
Net (decrease)/increase in cash and cash equivalents	(12,793)	(921)	11,884	1,723
Cash and cash equivalents at beginning of year	14,668	1,875	954	138
Cash and cash equivalents at end of year	1,875	954	12,838	1,861